Derivative Financial Instruments	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Derivative Financial Instruments

5. Derivative Financial Instruments

We use interest rate swap agreements to hedge market risk relating to possible adverse changes in interest rates.

All interest rate swaps had been designated as cash flow hedges of variable rate interest payments on borrowings under the 2015 Term Loan Facility. On October 28, 2020, we determined that a portion of the underlying cash flows related to $100.0 million of swap notional principal amount was no longer probable of occurring over the remaining term of the interest rate swaps as a result of the Company’s planned refinancing transactions (see Note 15). As a result, we reclassified approximately $1.3 million of losses from accumulated other comprehensive loss (“AOCI”) to other (income) expense, net in our statements of income for the thirteen and thirty-nine weeks ended October 31, 2020 related to the portion of the forecasted transaction no longer considered probable of occurring. We also de-designated a portion of our interest rate swaps as cash flow hedges, leaving $250 million notional principal amount designated and $650 million undesignated. The remaining $4.0 million loss in AOCI as of October 31, 2020 related to the de-designated hedges will be amortized as an increase to interest expense over the original maturity of the de-designated swaps. The de-designated $650 million notional principal amount of fixed interest rate swaps will receive mark-to-market treatment prospectively, with changes in fair value recorded immediately to other (income) expense, net on the statements of income.

A summary of our interest rate swaps is as follows (dollar amounts in thousands):

Notional Amount		Fixed Rate	Effective Date	Termination Date
$250,000	(1)	2.21%	September 7, 2016	September 3, 2021
$250,000		1.54%	November 1, 2016	November 1, 2021
$400,000		2.54%	March 1, 2018	March 1, 2021

(1)	The initial $600,000 notional amount of the swap amortizes to $525,000, $430,000, $320,000 and $250,000 on September 3, 2017, 2018, 2019 and 2020, respectively.

The fair value of these interest rate swaps is as follows (amounts in thousands) as of:

	October 31, 2020	February 1, 2020	November 2, 2019
Derivatives designated as hedging instruments
Assets
Amounts included in other current assets	$—	$—	$190
Liabilities
Amounts included in accrued expenses and other current liabilities	1,198	6,130	5,184
Amounts included in other long-term liabilities	136	1,976	2,501

Total derivatives designated as hedging instruments net liability	$(1,334)	$(8,106)	$(7,495)

Derivatives not designated as hedging instruments
Liabilities
Amounts included in accrued expenses and other current liabilities	$4,548	$—	$—

Total derivatives not designated as hedging instruments	(4,548)	—	—

Total derivatives net liability	$(5,882)	$(8,106)	$(7,495)

For derivatives designated as hedging instruments, amounts included in AOCI are reclassified to interest expense in the same period during which the hedged transaction affects earnings, which is as interest expense is recorded on the underlying 2015 Term Loan Facility. As of October 31, 2020, we estimate that approximately $4.6 million of the balance in AOCI will be reclassified as an increase in interest expense during the next 12 months.

The impact of gains and losses related to interest rate swaps that are deferred into AOCI and subsequently reclassified into interest expense or other (income) expense, net is as follows (amounts in thousands):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	October 31, 2020	November 2, 2019	October 31, 2020	November 2, 2019
Accumulated Other Comprehensive Income (Loss), beginning	$(8,339)	$(6,284)	$(8,066)	$8,448
Loss deferred into AOCI (net of tax impact of $53)	(278)	(1,317)	(5,318)	(14,459)
Increase (decrease) to interest expense (net of tax impact of $221)	2,590	146	7,357	(1,444)
Loss on swaps from debt refinancing in other (income) expense, net (net of tax impact of $330)	1,000	—	1,000	—

Accumulated Other Comprehensive Income (Loss), ending	$(5,027)	$(7,455)	$(5,027)	$(7,455)

New Academy Holding Company, LLC
Derivative Financial Instruments
5.	Derivative Financial Instruments

We use interest rate swap agreements to hedge market risk relating to possible adverse changes in interest rates. A summary of our interest rate swaps is as follows (dollar amounts in thousands):

Notional Amount	Fixed Rate	Effective Date	Termination Date
$320,000 (1)	2.21%	September 7, 2016	September 3, 2021
$250,000	1.54%	November 1, 2016	November 1, 2021
$400,000	2.54%	March 1, 2018	March 1, 2021

(1)	The initial $600,000 notional amount of the swap amortizes to $525,000, $430,000, $320,000 and $250,000 on September 3 of 2017, 2018, 2019 and 2020, respectively.

The fair value of the interest rate swaps is as follows (amounts in thousands) as of:

	February 1, 2020	February 2, 2019
Assets
Amounts included in other current assets	$—	$3,386
Amounts included in other noncurrent assets	—	5,355

Liabilities
Amounts included in accrued expenses and other current liabilities	6,130	75
Amounts included in other long-term liabilities	1,976	258

Total swap net assets (liabilities)	$(8,106)	$8,408

Amounts included in AOCI are reclassified to interest expense in the same period during which the hedged transaction affects earnings, which is as interest expense is recorded on the underlying 2015 Term Loan Facility. As of February 1, 2020, we estimate that approximately $6.7 million of the balance in AOCI will be reclassified as an increase in interest expense during the next 12 months.

The impact of gains and losses related to interest rate swaps that are deferred into AOCI and subsequently reclassified into interest expense is as follows (amounts in thousands):

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Gain (loss) deferred into AOCI	$(16,096)	$(2,625)	$5,876
Increase (decrease) to interest expense	$(418)	$1,106	$7,497